Employee Benefit Plans - Schedule of Amounts in AOCI to be Recognized over Next Fiscal Year (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service cost	$ 3
Unrecognized net loss	3
Amount unrecognized	6
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net loss	$ 4
Unrecognized prior service cost	less than 1 million	[1]
Amount unrecognized	$ 4
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service cost	less than 1 million	[1]
Unrecognized net loss	less than 1 million	[1]
Amount unrecognized	less than 1 million	[1]

[1]	Unrecognized prior service cost amounts for the U.K. Plan and International Plans are less than $1 million and unrecognized net loss amounts for the International Plans are less than $1 million.